Share-Based Compensation - Summary of aggregate option activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Exercised (in shares)	(2,097,750)	(10,571,200)	(16,397,050)
Aggregate intrinsic value
Options exercised aggregate intrinsic value (in dollars)	$ 145	$ 66,014	$ 460,369
Stock options
Number of options
Outstanding at beginning of the year (in shares)	328,286,866
Granted (in shares)	12,427,200
Forfeited (in shares)	(72,568,950)
Exercised (in shares)	(2,097,750)
Outstanding at end of the year (in shares)	266,047,366	328,286,866
Exercisable on end of the year (in shares)	187,751,590
Vested or expected to vest (in shares)	266,047,366
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.02
Granted (in dollars per share)	0.00
Forfeited (in dollars per share)	0.00
Exercised (in dollars per share)	0.00
Outstanding at end of the year (in dollars per share)	0.03	$ 0.02
Exercisable on end of the year (in dollars per share)	0.04
Vested or expected to vest (in dollars per share)	$ 0.03
Weighted average remaining contractual term
Outstanding at end of the year (in years)	4 years 11 months 4 days	6 years 6 months
Exercisable on end of the year (in years)	3 years 7 months 2 days
Vested or expected to vest (in years)	4 years 11 months 4 days
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.05
Granted (in dollars per share)	0.01	$ 0.03
Forfeited (in dollars per share)	0.04
Exercised (in dollars per share)	0.10
Outstanding at end of the year (in dollars per share)	0.04	$ 0.05
Options exercisable (in dollars per share)	0.04
Vested or expected to vest (in dollars per share)	$ 0.04
Aggregate intrinsic value
Outstanding at end of the year (in dollars)	$ 9,554	$ 2,461,623
Exercisable on end of the year (in dollars)	4,134
Vested or expected to vest (in dollars)	9,554
Unrecognized compensation cost related to non-vested stock options	$ 2,436,451
Weighted-average recognition period for unrecognized compensation cost	1 year 8 months 23 days
Share-based compensation expense	$ 1,354,233	2,359,228	3,254,051
RSUs
Number of options
Vested or expected to vest (in shares)	26,732,873
Weighted average exercise price
Vested or expected to vest (in dollars per share)	$ 0.17
Aggregate intrinsic value
Unrecognized compensation cost related to non-vested stock options	$ 141,016
Weighted-average recognition period for unrecognized compensation cost	1 year 5 months 8 days
Share-based compensation expense	$ 466,395	$ 1,348,468	$ 2,030,774